Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenues:
Oil and gas revenue	$ 976,373	$ 43,725	$ 1,762,197	$ 114,444
Other operating revenue - gain on sale of undeveloped oil and gas properties	1,768,521		3,004,721
Total revenues	2,744,894	43,725	4,766,918	114,444
Costs and expenses:
Lease operating expenses	438,652	7,861	552,352	11,004
Ad valorem and production taxes	46,878	3,617	79,017	5,493
Depreciation, depletion and amortization	331,731	24,481	571,374	45,697
Accretion of asset retirement obligation	180	98	810	198
General and administrative expenses	1,295,961	4,991	2,601,085	5,036
General and administrative expenses allocated from Arabella Petroleum Company, LLC		32,977		65,955
Total costs and expenses	2,113,402	74,025	3,804,638	133,383
Income (loss) from operations	631,492	(30,300)	962,280	(18,939)
Other income (expenses)
Interest expense, related party	(16,073)		(16,073)
Total other income (expense), net	(16,073)		(16,073)
Net income (loss) before taxes	615,419	(30,300)	946,207	(18,939)
Provision for income taxes	(215,417)		(327,885)
Net income (loss)	$ 400,002	$ (30,300)	$ 618,322	$ (18,939)
Net income (loss) per ordinary share:
Basic	$ 0.08	$ (0.01)	$ 0.13	$ (0.01)
Diluted	$ 0.07	$ (0.01)	$ 0.10	$ (0.01)
Weighted average ordinary shares outstanding:
Basic	4,838,199	3,125,000	4,834,035	3,125,000
Diluted	5,910,560	3,125,000	6,325,676	3,125,000